Offsets	May 13, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Hyatt Hotels Corp
Form or Filing Type	S-3
File Number	333-272098
Initial Filing Date	May 19, 2023
Fee Offset Claimed	$ 61,277.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	9,202,765
Termination / Withdrawal Statement	The registrant previously filed a Registration Statement on Form S-3 (File No. 333-272098) (the "Prior Registration Statement") and paid a registration fee relating to the offer and sale of 9,202,765 shares of Class A common stock by certain selling stockholders. As of the date of this registration statement, all 9,202,765 shares of Class A common stock remain unsold under the Prior Registration Statement. The Prior Registration Statement was deemed terminated as of May 14, 2026. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $61,277 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. Pursuant to Rule 457(p), the registrant is offsetting $61,277 of the fees associated with this registration statement from the filing fee previously paid in connection with the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Hyatt Hotels Corp
Form or Filing Type	S-3
File Number	333-218162
Filing Date	May 22, 2017
Fee Paid with Fee Offset Source	$ 61,277.00